EVENTS SUBSEQUENT TO DECEMBER 31, 2018 (Details) $ in Thousands		12 Months Ended
	Feb. 25, 2019 USD ($) Options	Dec. 31, 2018 USD ($) Option	Dec. 31, 2017 USD ($) Option
Disclosure of non-adjusting events after reporting period [line items]
Number of options, granted | Option		6,005,000	7,235,000
Estimated fair value of the options on the grant date | $		$ 1,692	$ 3,499
Stock Options | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of options, granted | Options	100,000
Estimated fair value of the options on the grant date | $	$ 800
American Depository Shares | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of ADSs, granted | Options	178,000